Equity-Accounted Joint Ventures - Other - Additional Information (Details)	Mar. 01, 2024	Dec. 31, 2023	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Number of vessels			42	10
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		100.00%
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $					$ 130,100,000
Ownership percentage (in percentage)		40.00%
Number of vessels			4
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $					430,100,000
Ownership percentage (in percentage)		50.00%
Number of vessels			6
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $					90,300,000
Ownership percentage (in percentage)		30.00%					30.00%	30.00%
Number of vessels			0
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%	50.00%
Number of vessels			18
number of in-chartered newbuildings on order			4
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		52.00%
Number of vessels			6
estimated revenue rate per day | $						$ 70,300
discount rate						8.00%
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $					$ 121,900,000
Ownership percentage (in percentage)		33.00%
Number of vessels			4